ACQUISITION (Details)	12 Months Ended			0 Months Ended	12 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended							0 Months Ended					12 Months Ended					0 Months Ended						0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 22, 2010 Baichuan USD ($)	Dec. 31, 2012 Baichuan	Nov. 22, 2010 Baichuan CNY	Jul. 01, 2011 Skillgreat Limited Mr. Dong Yu	Apr. 23, 2010 Skillgreat Limited Mr. Dong Yu	Dec. 31, 2012 Changsha Mango Bona Cineplex Management Co., Ltd.	Apr. 23, 2010 Beijing Bona Cineplex USD ($) item	Dec. 31, 2012 Beijing Bona Cineplex	Dec. 31, 2010 Beijing Bona Cineplex USD ($)	Apr. 23, 2010 Beijing Bona Cineplex Minimum	Apr. 23, 2010 Beijing Bona Cineplex Maximum	Apr. 23, 2010 Beijing Bona Cineplex Membership USD ($)	Apr. 23, 2010 Beijing Bona Cineplex Favorable lease USD ($)	Apr. 23, 2010 Beijing Bona Cineplex Shanghai Bona Yinxing Cinema Development Co., Ltd. item	Apr. 23, 2010 Beijing Bona Cineplex Two subsidiaries	Apr. 23, 2010 Beijing Bona Cineplex and Beijing Youtang item	Apr. 23, 2010 Beijing Bona Cineplex and Beijing Youtang Membership Minimum	Apr. 23, 2010 Beijing Bona Cineplex and Beijing Youtang Membership Maximum	Apr. 23, 2010 Beijing Bona Cineplex and Beijing Youtang Membership Weighted average	Jul. 28, 2010 Bona Yinglong USD ($)	Jul. 28, 2010 Bona Yinglong CNY	Dec. 31, 2012 Bona Yinglong	Dec. 31, 2010 Bona Yinglong USD ($)	Dec. 31, 2011 Alpha Speed Limited and Bona Starlight USD ($)	Dec. 31, 2012 Alpha Speed Limited and Bona Starlight USD ($)	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight USD ($) item	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight Minimum	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight Maximum	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight Favorable lease USD ($)	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight Mr. Dong Yu USD ($)	Jul. 01, 2011 Alpha Speed Limited	Jul. 01, 2011 Alpha Speed Limited Skillgreat Limited	Jul. 01, 2011 Bona Starlight	Jul. 01, 2011 Bona Starlight Mr. Dong Yu	Jul. 01, 2011 Bona Starlight Changsha Mango Bona Cineplex Management Co., Ltd. item	Jul. 01, 2011 Bona Starlight Four subsidiaries item
Acquisition
Number of subsidiaries held										3							1												5									1	4
Ownership percentage							100.00%	100.00%									60.00%	100.00%																100.00%	51.00%	100.00%	51.00%	51.00%	100.00%
Number of ordinary shares issued										5,810,320
Per share value of ordinary shares issued (in dollars per share)										$ 4.50
Acquisition-related transaction costs										$ 20,000
Major assumptions used in calculating the fair value of ordinary shares
Weighted average cost of capital, or WACC (as a percent)										22.00%
Discount for lack of marketability, or DLOM (as a percent)										16.00%
Net revenue	142,282,919	126,161,270	52,819,786									11,333,193															5,207,607
Net income (loss)	(1,568,382)	14,572,376	(4,223,060)									388,985														1,242	2,286,838
Total purchase price:
Cash consideration										5,337,243													442,804	3,000,000				2,383,260	30,938,201
Fair value of shares issued										26,123,194													203,130
Total purchase price										31,460,437													645,934
Cash and cash equivalents										1,483,252													738,014						1,379,343
Inventory										93,832
Other receivable																							6,839
Current liabilities										(10,661,554)													(230,309)						(7,912,067)
Property and equipment, net										12,714,866																			16,758,400
Construction in Progress																													1,831,707
Movie theater licenses										1,911,290																			417,666
Amortizable intangible assets															58,651	557,185																1,902,699
Non-current deferred tax liability										(153,959)																			(475,675)
Total net assets acquired										6,003,563													514,544						13,902,073
Noncontrolling interests										(2,071,408)																			(1,160,492)
Goodwill										27,528,282													131,390						18,196,620
Estimated useful life															1 year 9 months 18 days	2 years				1 year	5 years	1 year 9 months 18 days								1 year	4 years 6 months
Number of licenses acquired										6																			4
Number of registered members																			41,657
Ownership interest acquired (as a percent)				10.00%	10.00%																		60.00%	60.00%					100.00%
Ownership percentage				100.00%	0.00%				0.00%		0.00%												100.00%	100.00%	0.00%											100.00%
Cash consideration				762,098		5,061,400
Increase in additional paid-in capital due to acquisition of interest in Variable Interest Entity				683,434
Cash consideration offset against amount paid to related party																																	$ 3,064,993
Term of the film exhibition licenses													1 year	3 years																1 year	3 years